Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,532,402	$ 2,698,131
Impairment	(243,097)	(89,344)	$ (188,624)
Ending balance	2,147,486	2,532,402	2,698,131
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,668,182	4,078,199	3,803,861
Transfer of pre-delivery payments	0	0	0
Additions	44,065	189,491	468,424
Disposals	(35,935)	(185,831)	(27,514)
Assets held for sale	(554,790)	(413,677)	(164,201)
Reclassifications	(5,600)	0	(2,371)
Ending balance	3,115,922	3,668,182	4,078,199
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,135,780)	(1,380,068)	(1,189,645)
Depreciation for the year	(139,002)	(160,819)	(159,307)
Disposals	33,099	178,788	23,769
Assets held for sale	273,251	226,319	75,556
Reclassifications			268
Impairment	(4)		(130,709)
Ending balance	(968,436)	(1,135,780)	(1,380,068)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Assets held for sale	0	0	0
Reclassifications	0	0	0
Ending balance	6,301	6,301	6,301
Land [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Reclassifications			0
Impairment	0		0
Ending balance	0	0	0
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,010,509	2,165,787
Ending balance	1,689,287	2,010,509	2,165,787
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,038,594	3,449,527	3,252,229
Transfer of pre-delivery payments	49,860	78,143	156,305
Additions	39,492	109,286	228,302
Disposals	(34,626)	(184,685)	(20,737)
Assets held for sale	(554,790)	(413,677)	(164,201)
Reclassifications	244	0	(2,371)
Ending balance	2,538,774	3,038,594	3,449,527
Flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,028,085)	(1,283,740)	(1,097,751)
Depreciation for the year	(126,988)	(148,832)	(147,980)
Disposals	32,335	178,168	16,876
Assets held for sale	273,251	226,319	75,556
Reclassifications			268
Impairment	0		(130,709)
Ending balance	(849,487)	(1,028,085)	(1,283,740)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	463,274	474,060
Ending balance	407,814	463,274	474,060
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	463,274	474,060	413,633
Transfer of pre-delivery payments	(49,860)	(78,143)	(156,305)
Additions	0	67,357	216,732
Disposals	0	0	0
Assets held for sale	0	0	0
Reclassifications	(5,600)	0	0
Ending balance	407,814	463,274	474,060
Purchase deposits for flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Reclassifications			0
Impairment	0		0
Ending balance	0	0	0
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,466	13,055
Ending balance	9,911	12,466	13,055
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,337	53,736	48,353
Transfer of pre-delivery payments	0	0	0
Additions	582	2,693	5,434
Disposals	(306)	(102)	(128)
Assets held for sale	0	0	0
Reclassifications	0	10	77
Ending balance	56,613	56,337	53,736
Ramp and miscellaneous [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,871)	(40,681)	(37,016)
Depreciation for the year	(3,121)	(3,292)	(3,783)
Disposals	290	102	118
Assets held for sale	0		0
Reclassifications			0
Impairment	0		0
Ending balance	(46,702)	(43,871)	(40,681)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,292	5,832
Ending balance	2,335	5,292	5,832
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,798	30,918	27,524
Transfer of pre-delivery payments	0	0	0
Additions	221	2,450	3,773
Disposals	(223)	(570)	(393)
Assets held for sale	0	0	0
Reclassifications	0	0	14
Ending balance	32,796	32,798	30,918
Furniture, fixture, equipment a and other [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27,506)	(25,086)	(22,959)
Depreciation for the year	(3,134)	(2,938)	(2,506)
Disposals	179	518	379
Assets held for sale	0		0
Reclassifications			0
Impairment	0		0
Ending balance	(30,461)	(27,506)	(25,086)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,973	18,843
Ending balance	25,677	28,973	18,843
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,291	49,404	50,043
Transfer of pre-delivery payments	0	0	0
Additions	566	3,269	3,388
Disposals	(780)	(134)	(6,246)
Assets held for sale	0	0	0
Reclassifications	2,382	12,752	2,219
Ending balance	67,459	65,291	49,404
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36,318)	(30,561)	(31,919)
Depreciation for the year	(5,759)	(5,757)	(5,038)
Disposals	295	0	6,396
Assets held for sale	0		0
Reclassifications			0
Impairment	0		0
Ending balance	(41,782)	(36,318)	(30,561)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,587	14,253
Ending balance	6,161	5,587	14,253
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,587	14,253	5,778
Transfer of pre-delivery payments	0	0	0
Additions	3,204	4,436	10,795
Disposals	0	(340)	(10)
Assets held for sale	0	0	0
Reclassifications	(2,626)	(12,762)	(2,310)
Ending balance	6,165	5,587	14,253
Construction in progress [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Reclassifications			0
Impairment	(4)		0
Ending balance	$ (4)	$ 0	$ 0